                                                                      The One(R)
                                                                        Investor
                                                                     Program(SM)
                                                                   Annual Report
                                              For the Period ended June 30, 1997

                                              The One Group Investor Growth Fund


                                     The One Group Investor Growth & Income Fund


                                            The One Group Investor Balanced Fund


                                 The One Group Investor Conservative Growth Fund


                                     [THE ONE GROUP FAMILY OF MUTUAL FUNDS LOGO]

           ----------------------------------------------------------

              Important Customer Information. Investment Products:

              * are not deposits or obligations of or guaranteed by,
                BANC ONE CORPORATION or any of its affiliates,

              * are not insured by the FDIC, and
                                                                         ----
              * are subject to investment risks, including possible      FDIC
                loss of the principal amount invested.                   LOGO
                                                                         ----
           -----------------------------------------------------------

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

Report From Your Investment Advisor........................................    2
Portfolio Performance Review...............................................    4
Schedules of Portfolio Investments.........................................   10
Statements of Assets and Liabilities.......................................   14
Statements of Operations...................................................   15
Statements of Changes in Net Assets........................................   16
Notes to Financial Statements..............................................   17
Financial Highlights.......................................................   22
Report of Independent Accountants..........................................   34

--------------------------------------------------------------------------------
Report From Your Investment Advisor
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

We are pleased to present this annual report for The One Group Family of Mutual Funds. On the following pages you will find an overview of the financial markets for the period from July 1, 1996 to June 30, 1997 and your fund's performance for the period from commencment of operations through June 30, 1997.

DEAR VALUED SHAREHOLDERS:
Thank you for continuing to place your confidence in The One Group Family of Mutual Funds. In the funds' semiannual report, we advised you to stay focused on your financial goals and not to let short-term volatility interfere with your long-term investment strategy. At that time, stock returns were abnormally strong, and bond returns were unusually weak.

Since then, the bond market has recovered nicely, and the stock market continues to soar--even after falling nearly 10% between March 12 and April 14. In fact, by early May, the stock market had regained what it had lost and was well on its way to new heights. Looking forward, investors should be prepared for continued volatility as the market reacts to earnings reports, moves by the Federal Reserve, and the continuous stream of economic data coming from Washington.

REINFORCING OUR PHILOSOPHY
Once again, I want to reiterate our philosophy that it's time, not timing, that best serves investors. By maintaining a long-term perspective and riding out the inevitable volatility in the markets, your investments may realize their full potential. For those who stay on track with their investment plans, short-term performance fluctuations may not matter in the long run.

The financial media will be filled with opinions about the expected short-term course of the markets, and these opinions will swing between euphoria and gloom. But the fundamentals supporting the financial markets--a growing economy, rising corporate profits, low inflation--remain favorable, and long-term investors should be rewarded by staying the course.

INVESTING MADE EASY
Along with maintaining a long-term perspective, we believe that investment success is dependent on two other strategies:

- ASSET ALLOCATION, or spreading your money among stocks, bonds and money market investments according to your goals, time frame and risk tolerance in order create a well-rounded investment plan.

- DIVERSIFICATION, or investing in a variety of securities within each asset class to enhance your return potential and limit your overall risk profile.

Over the past year, The One Group made it easier for you to take advantage of these strategies by introducing THE ONE GROUP INVESTOR FUNDS. These funds make it simple and convenient for you to enjoy asset allocation and diversification from one investment (versus structuring an asset allocation portfolio by purchasing multiple funds). Each Investor fund seeks a particular investment goal and, accordingly, invests in an assortment of funds from The One Group family. You simply choose the Investor Fund suited to your goals.

INFORMATION ON DEMAND
Along with making investing easy, we want to make it simple for you to obtain the information you need when you want it. Now, in addition to offering fund prices, fund performance information and fund manager biographies, The One Group web site (WWW.ONEGROUP.COM) provides on-line fund prospectuses.

In addition, the site offers an interactive portfolio-building tool that you can use to design a customized portfolio. Future plans for the site include interactive retirement and college planning calculators as well as account access, which will enable you to obtain information on your account and place orders to buy or exchange shares between funds.

LOOK FOR GUIDANCE
Perhaps one of the simplest ways to make investing easy is to seek guidance from an experienced investment advisor. Achieving long-term investment success depends on your investment plan and how your investment strategies are put to work. It's the full-time responsibility of a professional investment advisor to monitor the investment markets and evaluate the assortment of investment opportunities in today's marketplace. Your investment advisor will help you develop an effective investment plan and then implement and monitor that plan for you.

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

Once again, I appreciate the trust and confidence that you have placed in The One Group Family of Mutual Funds. All of the professionals at The One Group value your ongoing support and strive to help you achieve your financial goals with investment solutions that are designed to meet your individual needs.

Sincerely,

/s/ DAVID J. KUNDERT
--------------------
David J. Kundert
President and CEO,
Banc One Investment Advisors Corporation,
Investment Advisor to The One Group

David J. Kundert photo

For a prospectus with more complete information on The One Group Investor Funds, including management fees and expenses, please contact The One Group at 1-800-480-4111. Please read the prospectus carefully before investing.

                          The One Group Investor Funds
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE
For the period from December 10, 1996 (the funds' inception date), to June 30, 1997, The One Group Investor Funds posted the following total returns for their respective Fiduciary share class:

- The One Group Investor Growth Fund, 13.50%.

- The One Group Investor Growth and Income Fund, 10.87%.

- The One Group Investor Balanced Fund, 8.48%.

- The One Group Investor Conservative Growth Fund, 6.00%.

For information on other share classes and performance comparisons to indexes, please see pages 6-9.

BOND MARKET OVERVIEW
Thanks to a low inflationary environment, stability returned to the bond market during the first half of 1997. A single, 0.25% Federal Reserve interest rate hike on March 25, 1997, helped push rates up slightly for the period. Nevertheless, rates moved in a fairly tight range during the period, which left little room for price changes on bonds. As such, generating a strong yield, rather than realizing price appreciation, was the key to good returns.

Our efforts within our fixed-income funds centered on maintaining a low-risk profile and selecting the sectors with the greatest yield advantage. Because our bond investments maintained neutral, or average, durations, the fixed-income risk profiles of our funds remained relatively low. (Duration is a measure of a bond fund's price sensitivity to interest rate changes. The higher the duration, the greater the risk of price changes due to interest rate shifts.) Furthermore, by focusing on investments in the mortgage-backed and corporate sectors, our funds captured the yield advantage that these securities offered compared to Treasury securities.

STOCK MARKET OVERVIEW
The stock market's performance was extremely strong during the period. Exceptional earnings growth, low inflation and a good economy continued to drive the market.

Looking back to earlier in the period, though, it appeared that the stock market's extraordinary, record-breaking run was coming to an end. This seemed more evident when the Federal Reserve raised interest rates in late March, sending the stock market (as measured by the Dow Jones Industrial Average) spiraling downward. Within a month, stocks had lost about 10% of their value.

For shareholders who refused to let short-term returns distract from their long-term asset allocation strategy, this activity was merely a temporary setback. By mid-May, the stock market had regained its losses, and it hasn't looked back since then, demonstrating the importance of time, not timing, in dealing with market volatility.

For more than three years, large-capitalization growth stocks have led the stock market surge. These companies have enjoyed the strongest earnings growth and continue to show better-than-expected profitability due primarily to their multinational exposure. However, late in the second quarter of 1997, stocks of small and mid-size companies began closing in on their larger counterparts, offering returns that were more in line with those of larger stocks.

ASSET ALLOCATION STRATEGY
Each of the Investor Funds maintained a relatively strong exposure to equity funds (depending on each fund's overall investment objective and allocation parameters) during the period. In addition, each Fund's allocation toward the bond market was slightly greater than what we consider to be average exposure.

We implemented this strategy based on our ongoing research efforts, which showed that stocks, on a valuation basis, were more expensive than bonds. We felt that this presented some additional risk for stocks. At the same time, though, earnings momentum remained strong. We therefore made only a slight shift toward fixed-income securities in order to gain some downside protection from the high valuation levels in the stock market. The average asset allocations during the period were as follows:

- The One Group Investor Growth Fund: 86% equities; 13% fixed-income securities; 1% cash and equivalents

- The One Group Investor Growth and Income Fund: 67% equities; 32% fixed-income securities; 1% cash and equivalents

                          The One Group Investor Funds
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

- The One Group Investor Balanced Fund: 47% equities; 52% fixed-income securities; 1% cash and equivalents

- The One Group Investor Conservative Growth Fund: 27% equities; 71% fixed-income securities; 2% cash and equivalents

As it turned out, stock values continued to soar, with all of the variables that influence stock market performance--good economic growth, low inflation, low interest rates--falling perfectly into place during the period. The low-inflation, stable-interest-rate environment helped produce respectable performance in the bond market, but bond returns paled in comparison to stock returns.

With good equity exposure, each of the Investor Funds participated in the ongoing stock market rally and posted attractive overall returns.

All of the Investor Funds maintained diversified equity portfolios, with exposure to our four core equity styles--large-capitalization growth, large-capitalization value, medium-capitalization growth and medium-capitalization value. This ongoing approach helps limit risk while offering potential return advantages from different types of stocks.

On the fixed-income side, the Funds primarily were invested in funds that held a mix of mortgage-backed securities and corporate bonds, which offered yield advantages over Treasury securities. We expect to maintain this focus over the long term, as our research indicates that mixing corporate and mortgage-backed securities appears to offer the best return potential over time.

While we do manage the Funds' exposure to changes in interest rates, we also purposely limit the degree to which we alter duration. These risk-controlling guidelines help protect us from making ill-timed "bets" on the magnitude and direction of possible interest rate movements. Instead, we try to position the Funds' bond investments to earn a good rate of interest income with only mild price fluctuations over time.

OUTLOOK
Looking ahead, we believe that fixed-income and equity securities should continue to benefit from a good economy, low inflation and low interest rates. While corporate earnings may not be as strong as they have been over the last few years, we think they should continue to grow, which should lend support to the stock market. We believe that interest rates should remain fairly stable, and because interest rate movements influence bond prices (when rates go up, bond prices generally go down, and vice versa), we believe there will be little opportunity for price volatility to influence fixed-income returns. As such, yield should comprise the majority of the total return on fixed-income investments.

Given the extraordinary equity gains of the last six months, it is not realistic to expect this pace to continue. Going forward, we think that the equity market will be a bit more selective, which would make individual security selection more important. The favoritism the market has shown toward large-capitalization growth stocks may be fading as investors expand into other areas of the market. The Investor Funds should benefit from this trend because of their exposure to a diverse mix of investments from different styles.

We currently don't anticipate making any significant changes to our asset allocation strategies. We will continue to monitor the economic climate for signs of inflationary pressures and the valuation levels in the financial markets. In addition, we constantly review the three asset classes--equities, fixed-income securities and cash--to determine which mix looks the most attractive on a risk-adjusted basis.

LOGO
Richard R. Jandrain III
Senior Managing Director of Equity Securities

Director, Asset Allocation Committee

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                       The One Group Investor Growth Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                       Inception
                                       12/10/96
                                       --------
  Fiduciary                             13.50%

                                                        VALUE OF $10,000 INVESTMENT
         Measurement Period                             ---------------------------
        (Fiscal Year Covered)                   S&P 1500          Lipper Mix         Fiduciary
        ---------------------                   --------          ----------         ---------
12/96                                            $10,000             $10,000           $10,000
6/97                                              11,945              10,680            11,350

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                       Inception
                                       12/10/96
                                       --------
  Class A                               12.84%
  Class A*                               7.76%

* Reflects 4.50% Sales Charge.

                                                        VALUE OF $10,000 INVESTMENT
         Measurement Period                             ---------------------------
        (Fiscal Year Covered)               S&P 1500          Lipper Mix          Class A*           Class A
        ---------------------               --------          ----------          --------           -------
12/96                                        $10,000             $10,000           $ 9,550            $10,000
6/97                                          11,945              10,680            10,776             11,284

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                       Inception
                                       12/10/96
                                       --------
  Class B                               13.88%
  Class B**                              8.88%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                            VALUE OF $10,000 INVESTMENT
         Measurement Period                                 ---------------------------
        (Fiscal Year Covered)               S&P 1500          Lipper Mix         Class B**           Class B
        ---------------------               --------          ----------         ---------           -------
12/96                                        $10,000             $10,000           $10,000           $10,000
6/97                                          11,945              10,680            10,888            11,388

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Growth Fund is measured against the S&P 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (75%), the Lipper International Funds Universe (10%), and the Lipper Intermediate US Government Bond Funds Universe (15%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                  The One Group Investor Growth & Income Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                       Inception
                                       12/10/96
                                       --------
  Fiduciary                             10.87%

                                                        VALUE OF $10,000 INVESTMENT
         Measurement Period                             ---------------------------
        (Fiscal Year Covered)               S&P 1500          Lipper Mix         Fiduciary
        ---------------------               --------          ----------         ---------
12/96                                        $10,000             $10,000            $10,000
6/97                                          11,945              10,535             11,087

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                       Inception
                                       12/10/96
                                       --------
  Class A                               11.50%
  Class A*                               6.48%

* Reflects 4.50% Sales Charge.

                                                              VALUE OF $10,000 INVESTMENT
         Measurement Period                                   ---------------------------
        (Fiscal Year Covered)               S&P 1500          Lipper Mix          Class A*           Class A
        ---------------------               --------          ----------          --------           -------
12/96                                        $10,000             $10,000           $ 9,550            $10,000
6/97                                          11,945              10,535            10,648             11,150

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                       Inception
                                       12/10/96
                                       --------
  Class B                               11.02%
  Class B**                              6.02%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                               VALUE OF $10,000 INVESTMENT
         Measurement Period                                    ---------------------------
        (Fiscal Year Covered)               S&P 1500          Lipper Mix         Class B**           Class B
        ---------------------               --------          ----------         ---------           -------
12/96                                        $10,000             $10,000           $10,000           $10,000
6/97                                          11,945              10,535            10,602            11,102

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Growth & Income Fund is measured against the S&P 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (60%), the Lipper International Funds Universe (5%), and the Lipper Intermediate US Government Bond Funds Universe (35%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                      The One Group Investor Balanced Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                       Inception
                                       12/10/96
                                       --------
  Fiduciary                             8.48%

                                                  VALUE OF $10,000 INVESTMENT
                                                  ---------------------------
                                        Lehman Brothers
         Measurement Period               Intermediate
        (Fiscal Year Covered)            Aggregate Bond       Lipper Mix         Fiduciary
        ---------------------            --------------       ----------         ---------
12/96                                           $10,000          $10,000           $10,000
6/97                                             10,323           10,390            10,848

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                       Inception
                                       12/10/96
                                       --------
  Class A                               8.41%
  Class A*                              3.53%

* Reflects 4.50% Sales Charge.

                                                            VALUE OF $10,000 INVESTMENT
                                                            ---------------------------
                                        Lehman Brothers
         Measurement Period               Intermediate
        (Fiscal Year Covered)                 Bond            Lipper Mix          Class A*           Class A
        ---------------------                 ----            ----------          --------           -------
12/96                                          $10,000           $10,000           $ 9,550           $10,000
6/97                                            10,323            10,390            10,353            10,841

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                       Inception
                                       12/10/96
                                       --------
  Class B                               8.22%
  Class B**                             3.22%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                              VALUE OF $10,000 INVESTMENT
                                                              ---------------------------
                                        Lehman Brothers
         Measurement Period               Intermediate
        (Fiscal Year Covered)                 Bond            Lipper Mix         Class B**           Class B
        ---------------------                 ----            ----------         ---------           -------
12/96                                         $10,000            $10,000           $10,000           $10,000
6/97                                           10,333             10,390            10,312            10,822

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Balanced Fund is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of US Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (40%), the Lipper International Funds Universe (5%), and the Lipper Intermediate US Government Bond Funds Universe (55%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                The One Group Investor Conservative Growth Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                       Inception
                                       12/10/96
                                       --------
  Fiduciary                             6.00%

                                                      VALUE OF $10,000 INVESTMENT
                                                      ---------------------------
                                        Lehman Brothers
         Measurement Period               Intermediate
        (Fiscal Year Covered)            Aggregate Bond       Lipper Mix         Fiduciary
        ---------------------            --------------       ----------         ---------
12/96                                           $10,000          $10,000           $10,000
6/97                                             10,323           10,243            10.600

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                       Inception
                                       12/10/96
                                       --------
  Class A                               5.46%
  Class A*                              0.72%

* Reflects 4.50% Sales Charge.

                                                             VALUE OF $10,000 INVESTMENT
                                                             ---------------------------
                                        Lehman Brothers
         Measurement Period               Intermediate
        (Fiscal Year Covered)                 Bond            Lipper Mix          Class A*           Class A
        ---------------------                 ----            ----------          --------           -------
12/96                                          $10,000           $10,000           $ 9,550           $10,000
6/97                                            10,323            10,243            10,072            10,546

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                       Inception
                                       12/10/96
                                       --------
  Class B                               5.30%
  Class B**                             0.30%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                              VALUE OF $10,000 INVESTMENT
                                                              ---------------------------
                                        LEHMAN BROTHERS
         MEASUREMENT PERIOD               INTERMEDIATE
        (FISCAL YEAR COVERED)                 BOND            LIPPER MIX         CLASS B**           CLASS B
        ---------------------                 ----            ----------         ---------           -------
12/96                                          $10,000           $10,000           $10,000           $10,000
6/97                                            10,323            10,243            10,030            10,530

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Conservative Growth Fund is measured against the Lehman Brothers Intermediate Aggregate Bond Index, an unmanaged index comprised of US Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (20%), the Lipper International Funds Universe (5%), and the Lipper Intermediate US Government Bond Funds Universe (75%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES (99.5%):
  380      The One Group Disciplined Value Fund
           Fiduciary Class.........................   $ 5,946
  205      The One Group Government Bond Fund
           Fiduciary Class.........................     1,985
  320      The One Group Growth Opportunities Fund
           Fiduciary Class.........................     6,228
   84      The One Group Gulf South Growth Fund
           Fiduciary Class.........................       916
  168      The One Group Income Bond Fund Fiduciary
           Class...................................     1,583
  120      The One Group Intermediate Bond Fund
           Fiduciary Class.........................     1,186
  236      The One Group International Equity Index
           Fund Fiduciary Class....................     3,993

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES, CONTINUED:
  345      The One Group Large Company Growth Fund
           Fiduciary Class.........................   $ 6,704
  430      The One Group Large Company Value Fund
           Fiduciary Class.........................     6,365
   75      The One Group Limited Volatility Fund
           Fiduciary Class.........................       789
  392      The One Group Prime Money Market Fund
           Fiduciary Class.........................       392
  616      The One Group Value Growth Fund
           Fiduciary Class.........................     7,093
                                                      -------
Total Investment Companies                             43,180
                                                      -------
Total (Cost--$39,084) (a)                             $43,180
                                                      =======

------------

Percentages indicated are based on net assets of $43,408.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation.........................   $4,129
                  Unrealized depreciation.........................      (37)
                                                                     ------
                  Net unrealized appreciation.....................   $4,092
                                                                     ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Growth & Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES (99.4%):
  398      The One Group Disciplined Value Fund
           Fiduciary Class.........................   $ 6,237
  656      The One Group Government Bond Fund
           Fiduciary Class.........................     6,361
  336      The One Group Growth Opportunities Fund
           Fiduciary Class.........................     6,533
  561      The One Group Income Bond Fund Fiduciary
           Class...................................     5,284
  319      The One Group Intermediate Bond Fund
           Fiduciary Class.........................     3,166
  245      The One Group International Equity Index
           Fund Fiduciary Class....................     4,146
  368      The One Group Large Company Growth Fund
           Fiduciary Class.........................     7,161

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES, CONTINUED:
  459      The One Group Large Company Value Fund
           Fiduciary Class.........................   $ 6,797
  201      The One Group Limited Volatility Fund
           Fiduciary Class.........................     2,107
  523      The One Group Prime Money Market Fund
           Fiduciary Class.........................       523
  106      The One Group Ultra Short-Term Income
           Fund Fiduciary Class....................     1,051
  617      The One Group Value Growth Fund
           Fiduciary Class.........................     7,100
                                                      -------
Total Investment Companies                             56,466
                                                      -------
Total (Cost--$52,633) (a)                             $56,466
                                                      =======

------------

Percentages indicated are based on net assets of $56,818.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $102. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation.........................   $3,841
                  Unrealized depreciation.........................     (110)
                                                                     ------
                  Net unrealized appreciation.....................   $3,731
                                                                     ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Conservative Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES (99.7%):
   13      The One Group Disciplined Value Fund
           Fiduciary Class.........................   $   197
  514      The One Group Government Bond Fund
           Fiduciary Class.........................     4,986
   11      The One Group Growth Opportunities Fund
           Fiduciary Class.........................       207
  410      The One Group Income Bond Fund Fiduciary
           Class...................................     3,864
   37      The One Group Income Equity Fund
           Fiduciary Class.........................       813
  241      The One Group Intermediate Bond Fund
           Fiduciary Class.........................     2,389
   49      The One Group International Equity Index
           Fund Fiduciary Class....................       825

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES, CONTINUED:
   53      The One Group Large Company Growth Fund
           Fiduciary Class.........................   $ 1,039
   67      The One Group Large Company Value Fund
           Fiduciary Class.........................       986
  140      The One Group Limited Volatility Fund
           Fiduciary Class.........................     1,468
  365      The One Group Prime Money Market Fund
           Fiduciary Class.........................       365
   74      The One Group Ultra Short-Term Income
           Fund Fiduciary Class....................       732
   90      The One Group Value Growth Fund
           Fiduciary Class.........................     1,030
                                                      -------
Total Investment Companies                             18,901
                                                      -------
Total (Cost--$18,440) (a)                             $18,901
                                                      =======

------------

Percentages indicated are based on net assets of $18,953.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $30. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation.........................   $  498
                  Unrealized depreciation.........................      (67)
                                                                     ------
                  Net unrealized appreciation.....................   $  431
                                                                     ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES (99.9%):
  314      The One Group Disciplined Value Fund
           Fiduciary Class.........................   $ 4,910
1,500      The One Group Government Bond Fund
           Fiduciary Class.........................    14,533
  264      The One Group Growth Opportunities Fund
           Fiduciary Class.........................     5,143
1,214      The One Group Income Bond Fund Fiduciary
           Class...................................    11,438
  768      The One Group Intermediate Bond Fund
           Fiduciary Class.........................     7,616
  253      The One Group International Equity Index
           Fund Fiduciary Class....................     4,274
  399      The One Group Large Company Growth Fund
           Fiduciary Class.........................     7,749

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES, CONTINUED:
  497      The One Group Large Company Value Fund
           Fiduciary Class.........................   $ 7,357
  436      The One Group Limited Volatility Fund
           Fiduciary Class.........................     4,562
  755      The One Group Prime Money Market Fund
           Fiduciary Class.........................       755
  307      The One Group Ultra Short-Term Income
           Fund Fiduciary Class....................     3,035
  742      The One Group Value Growth Fund
           Fiduciary Class.........................     8,539
                                                      -------
Total Investment Companies                             79,911
                                                      -------
Total (Cost--$75,431) (a)                             $79,911
                                                      =======

------------

Percentages indicated are based on net assets of $80,003.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $23. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation.........................   $4,694
                  Unrealized depreciation.........................     (237)
                                                                     ------
                  Net unrealized appreciation.....................   $4,457
                                                                     ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1997

                                                          (Amounts in Thousands, except per share amounts)
                                                                                        INVESTOR
                                                    INVESTOR       INVESTOR GROWTH     CONSERVATIVE     INVESTOR
                                                   GROWTH FUND      & INCOME FUND      GROWTH FUND    BALANCED FUND
                                                  -------------    ----------------    -----------    -------------
ASSETS:
Investments, at value (cost $39,084; $52,633;
  $18,440; and $75,431; respectively)..........      $43,180           $ 56,466          $18,901         $79,911
Cash...........................................           57                 62               --              30
Dividends receivable...........................           83                150               76             273
Receivable for capital shares issued...........          183                312               63              95
Receivable from Administrator..................           12                 11               11              11
Prepaid expenses and other assets..............           --                  2                6               4
                                                  -------------         -------        -----------    -------------
TOTAL ASSETS...................................       43,515             57,003           19,057          80,324
                                                  -------------         -------        -----------    -------------
LIABILITIES:
Cash overdraft.................................           --                 --                1              --
Dividends payable..............................           70                137               72             260
Payable for capital shares redeemed............           --                  7               --               1
Accrued expenses and other payables:
    Investment advisory fees...................           --                 --               --               1
    12b-1 fees.................................            7                  7                2               4
    Other......................................           30                 34               29              55
                                                  -------------         -------        -----------    -------------
TOTAL LIABILITIES..............................          107                185              104             321
                                                  -------------         -------        -----------    -------------
NET ASSETS:
Capital........................................       39,371             53,072           18,483          75,590
Accumulated undistributed net realized
  gains/(losses) from investment
  transactions.................................          (59)               (87)               9             (67)
Unrealized appreciation (depreciation) from
  investments..................................        4,096              3,833              461           4,480
                                                  -------------         -------        -----------    -------------
NET ASSETS.....................................      $43,408           $ 56,818          $18,953         $80,003
                                                  =============        ========        ===========    =============
NET ASSETS:
    Fiduciary..................................      $31,318           $ 43,660          $15,038         $72,155
    Class A....................................        4,439              4,262            1,299           2,176
    Class B....................................        7,651              8,896            2,616           5,672
                                                  -------------         -------        -----------    -------------
    Total......................................      $43,408           $ 56,818          $18,953         $80,003
                                                  =============        ========        ===========    =============
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
    Fiduciary..................................        2,784              3,996            1,455           6,790
    Class A....................................          396                387              126             204
    Class B....................................          675                808              253             533
                                                  -------------         -------        -----------    -------------
    Total......................................        3,855              5,191            1,834           7,527
                                                  =============        ========        ===========    =============
Net Asset Value:
    Fiduciary
        Offering and redemption price per
          share................................      $ 11.25           $  10.93          $ 10.33         $ 10.63
                                                  =============        ========        ===========    =============
    Class A
        Redemption price per share.............      $ 11.21           $  11.02          $ 10.32         $ 10.66
                                                  =============        ========        ===========    =============
        Maximum sales charge...................         4.50%              4.50%            4.50%           4.50%
                                                  =============        ========        ===========    =============
        Maximum offering price per share
          (100%/(100%-maximum sales charge) of
          net asset value adjusted to nearest
          cent)................................      $ 11.74              11.54          $ 10.81         $ 11.16
                                                  =============        ========        ===========    =============
    Class B
        Offering price per share (a)...........      $ 11.34           $  11.00          $ 10.33         $ 10.65
                                                  =============        ========        ===========    =============

------------

(a) Redemption price per Class B share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1997

                                                              (Amounts in Thousands)
                                                                               INVESTOR
                                         INVESTOR       INVESTOR GROWTH      CONSERVATIVE       INVESTOR
                                        GROWTH FUND      & INCOME FUND       GROWTH FUND      BALANCED FUND
                                       -------------    ----------------    --------------    -------------
                                       DECEMBER 10,       DECEMBER 10,       DECEMBER 10,     DECEMBER 10,
                                       1996 THROUGH       1996 THROUGH       1996 THROUGH     1996 THROUGH
                                         JUNE 30,           JUNE 30,           JUNE 30,         JUNE 30,
                                          1997(a)           1997(a)            1997(a)           1997(a)
                                       -------------    ----------------    --------------    -------------
INVESTMENT INCOME:
Distribution income.................      $   302            $  616              $352            $ 1,261
                                       -------------        -------            ------         -------------
EXPENSES:
Investment advisory fees............            8                10                 3                 16
Administration fees.................           16                20                 7                 31
12b-1 fees (Class A)................            2                 3                 1                  1
12b-1 fees (Class B)................           14                17                 5                 12
Custodian and accounting fees.......           14                14                13                 17
Legal and audit fees................            4                 2                 4                  4
Transfer agent fees.................           12                14                16                 16
Registration and filing fees........           43                44                42                 42
Printing costs......................           15                20                 7                 30
Other...............................           17                17                16                 20
                                       -------------        -------            ------         -------------
Total expenses before
  waivers/reimbursements............          145               161               114                189
Less waivers/reimbursements.........          (99)             (101)              (95)              (115)
                                       -------------        -------            ------         -------------
NET EXPENSES........................           46                60                19                 74
                                       -------------        -------            ------         -------------
Net Investment Income...............          256               556               333              1,187
                                       -------------        -------            ------         -------------
REALIZED/UNREALIZED LOSSES FROM
  INVESTMENTS:
Net realized gains/(losses) from
  investment transactions...........          (59)              (87)                9                (67)
Net change in unrealized
  appreciation (depreciation) from
  investments.......................        4,096             3,833               461              4,480
                                       -------------        -------            ------         -------------
Net realized/unrealized gains from
  investments.......................        4,037             3,746               470              4,413
                                       -------------        -------            ------         -------------
Change in net assets resulting from
  operations........................      $ 4,293            $4,302              $803            $ 5,600
                                       =============    ===========         =========         =============

------------

(a) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                              (Amounts in Thousands)
                                                                               INVESTOR
                                          INVESTOR       INVESTOR GROWTH     CONSERVATIVE       INVESTOR
                                         GROWTH FUND      & INCOME FUND       GROWTH FUND     BALANCED FUND
                                        -------------    ----------------    -------------    -------------
                                        DECEMBER 10,       DECEMBER 10,      DECEMBER 10,     DECEMBER 10,
                                        1996 THROUGH       1996 THROUGH      1996 THROUGH     1996 THROUGH
                                          JUNE 30,           JUNE 30,          JUNE 30,         JUNE 30,
                                           1997(a)           1997(a)            1997(a)          1997(a)
                                        -------------    ----------------    -------------    -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income...........      $   256           $    556           $   333          $ 1,187
     Net realized gains/(losses) from
       investment transactions.......          (59)               (87)                9              (67)
     Net change in unrealized
       appreciation (depreciation)
       from investments..............        4,096              3,833               461            4,480
                                        -------------    ----------------    -------------    -------------
Change in net assets resulting from
  operations.........................        4,293              4,302               803            5,600
                                        -------------    ----------------    -------------    -------------
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
     From net investment income......         (227)              (494)             (296)          (1,132)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
     From net investment income......          (14)               (24)              (14)             (15)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
     From net investment income......          (15)               (38)              (23)             (40)
                                        -------------    ----------------    -------------    -------------
Change in net assets from shareholder
  distributions......................         (256)              (556)             (333)          (1,187)
                                        -------------    ----------------    -------------    -------------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued.....       41,705             58,244            21,496           78,898
     Dividends reinvested............           25                 49                41               49
     Cost of shares redeemed.........       (2,359)            (5,221)           (3,054)          (3,357)
                                        -------------    ----------------    -------------    -------------
Change in net assets from share
  transactions.......................       39,371             53,072            18,483           75,590
                                        -------------    ----------------    -------------    -------------
Change in Net Assets.................       43,408             56,818            18,953           80,003
NET ASSETS:
     Beginning of period.............           --                 --                --               --
                                        -------------    ----------------    -------------    -------------
     End of period...................      $43,408           $ 56,818           $18,953          $80,003
                                        =============    ================    =============    =============
SHARE TRANSACTIONS:
     Issued..........................        4,079              5,697             2,132            7,850
     Reinvested......................            3                  4                 5                5
     Redeemed........................         (227)              (510)             (303)            (328)
                                        -------------    ----------------    -------------    -------------
Change in shares.....................        3,855              5,191             1,834            7,527
                                        =============    ================    =============    =============

------------

(a) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1997

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (individually a "Fund", collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A, Class B and Class C Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B and Class C Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses.

   The Funds investment objectives are as follows:

   FUND                                   OBJECTIVE
   ----                                   ---------
   Investor Growth Fund                   The Fund seeks long-term capital appreciation by investing primarily in a diversified group of The One Group mutual
                                           funds which invest primarily in equity securities.

   Investor Growth & Income Fund          The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of The
                                           One Group mutual funds which invest primarily in equity
                                           securities.

   Investor Conservative Growth Fund      The Fund seeks income and capital appreciation by investing primarily in a diversified group of The One Group mutual
                                           funds which invest primarily in equity and fixed income
                                           securities.

   Investor Balanced Fund                 The Fund seeks high total return consistent with the
                                           preservation of capital by investing primarily in a
                                           diversified group of The One Group mutual funds which
                                           invest primarily in equity and fixed income securities.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

       Investments in The One Group mutual funds (the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

       SECURITY TRANSACTIONS AND RELATED INCOME

       Purchases and sales of the underlying funds are accounted for on a trade date basis. Net realized gains or losses on sales of the underlying funds are determined on the specific identification cost method. Other income and expenses are recognized on the accrual basis. Distributions from the underlying funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

       Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, will be reclassified to additional paid-in capital.

       FEDERAL INCOME TAXES

       The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Fiduciary, Class A, Class B, Class C and Service. Currently, the Trust consists of thirty three active funds, and not all funds can offer all classes of shares. During the year ended June 30, 1997, there were no shareholders in Class C or the Service Class of the Funds. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the period from December 10, 1996 (commencement of operations) through June 30, 1997:

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

                                                                        (Amounts in Thousands)
                                                                       INVESTOR        INVESTOR
                                                       INVESTOR        GROWTH &      CONSERVATIVE      INVESTOR
                                                     GROWTH FUND     INCOME FUND     GROWTH FUND     BALANCED FUND
                                                     ------------    ------------    ------------    -------------
                                                     DECEMBER 10,    DECEMBER 10,    DECEMBER 10,    DECEMBER 10,
                                                     1996 THROUGH    1996 THROUGH    1996 THROUGH    1996 THROUGH
                                                       JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
                                                       1997(a)         1997(a)         1997(a)          1997(a)
                                                     ------------    ------------    ------------    -------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued.....................     $ 30,381        $ 45,181        $ 17,645         $71,345
  Dividends reinvested............................           11              13              18              15
  Cost of shares redeemed.........................       (2,252)         (4,561)         (2,999)         (3,309)
                                                     ------------    ------------    ------------    -------------
  Change in net assets from Fiduciary share
    transactions..................................     $ 28,140        $ 40,633        $ 14,664         $68,051
                                                     ============    ============    ============    =============
CLASS A SHARES:
  Proceeds from shares issued.....................     $  4,125        $  4,604        $  1,283         $ 2,092
  Dividends reinvested............................            7              14               8               9
  Cost of shares redeemed.........................          (19)           (606)            (29)             --
                                                     ------------    ------------    ------------    -------------
  Change in net assets from Class A share
    transactions..................................     $  4,113        $  4,012        $  1,262         $ 2,101
                                                     ============    ============    ============    =============
CLASS B SHARES:
  Proceeds from shares issued.....................     $  7,199        $  8,459        $  2,568         $ 5,461
  Dividends reinvested............................            7              22              15              25
  Cost of shares redeemed.........................          (88)            (54)            (26)            (48)
                                                     ------------    ------------    ------------    -------------
  Change in net assets from Class B share
    transactions..................................     $  7,118        $  8,427        $  2,557         $ 5,438
                                                     ============    ============    ============    =============
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued..........................................        3,000           4,443           1,750           7,112
  Reinvested......................................            1               1               2               2
  Redeemed........................................         (217)           (448)           (297)           (324)
                                                     ------------    ------------    ------------    -------------
  Change in Fiduciary Shares......................        2,784           3,996           1,455           6,790
                                                     ============    ============    ============    =============
CLASS A SHARES:
  Issued..........................................          397             443             128             203
  Reinvested......................................            1               1               1               1
  Redeemed........................................           (2)            (57)             (3)             --
                                                     ------------    ------------    ------------    -------------
  Change in Class A Shares........................          396             387             126             204
                                                     ============    ============    ============    =============
CLASS B SHARES:
  Issued..........................................          682             811             254             535
  Reinvested......................................            1               2               2               2
  Redeemed........................................           (8)             (5)             (3)             (4)
                                                     ------------    ------------    ------------    -------------
  Change in Class B Shares........................          675             808             253             533
                                                     ============    ============    ============    =============

------------

(a) Period from commencement of operations.

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   to 0.05% of the average net assets of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund, respectively.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and payable monthly, at an annual rate of 0.10% on the first $500 million of each Fund's average daily net assets, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets when Fund assets exceed $1 billion. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A Shares, Class B Shares and, Class C Shares are subject to a distribution and shareholder services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares and Class C Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks, (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the period ended June 30, 1997, the Distributor received $1,185,022 from commissions earned on sales of Class A Shares and redemptions of Class B Shares, of which, the Distributor re-allowed $1,181,695 to affiliated broker-dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses. For the period ended June 30, 1997, fees in the following amounts were waived and reimbursed from the funds (amounts in thousands):

                                            INVESTMENT                         12B-1 FEES        FEES
                                           ADVISORY FEES    ADMINISTRATION       WAIVED      REIMBURSED BY
                                              WAIVED          FEES WAIVED       CLASS A      ADMINISTRATOR
                                           -------------    ---------------    ----------    -------------
   Investor Growth Fund.................        $ 6               $16             $  1            $76
   Investor Growth & Income Fund........          8                20                1             72
   Investor Conservative Growth Fund....          2                 7               --*            86
   Investor Balanced Fund...............         13                31               --*            71

     * Amount less than $1,000.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended June 30, 1997 were as follows (amounts in thousands):

                                                                       PURCHASES    SALES
                                                                       ---------    ------
            Investor Growth Fund....................................    $43,799     $5,047
            Investor Growth & Income Fund...........................     58,388      6,429
            Investor Conservative Growth Fund.......................     21,221      3,432
            Investor Balanced Fund..................................     81,364      6,622

6. FEDERAL TAX INFORMATION (UNAUDITED):

   Capital losses incurred after October 31 within the Fund's fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ending June 30, 1998 (amounts in thousands):

            FUND                                                                 AMOUNT
            ----                                                                 ------
            Investor Growth Fund..............................................    $ 55
            Investor Balanced Fund............................................      44

   ELIGIBLE DISTRIBUTIONS:

   The Trust designates the following percentage of distributions eligible for the dividends received deductions for corporations.

            FUND                                                              PERCENTAGE
            ----                                                              ----------
            Investor Growth Fund...........................................     66.75%
            Investor Growth & Income Fund..................................     52.15%
            Investor Conservative Growth Fund..............................     34.78%
            Investor Balanced Fund.........................................     45.62%

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                            GROWTH
                                                                                             FUND
                                                                                         ------------
                                                                                          FIDUCIARY
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................     $  10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................         0.09
  Net realized and unrealized gains (losses) from investments.........................         1.25
                                                                                         ------------
     Total from Investment Activities.................................................         1.34
                                                                                         ------------
Distributions
  From net investment income..........................................................        (0.09)
                                                                                         ------------
     Total Distributions..............................................................        (0.09)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................     $  11.25
                                                                                         ============
Total Return..........................................................................        13.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................     $ 31,318
  Ratio of expenses to average net assets.............................................         0.20%(c)
  Ratio of net investment income to average net assets................................         1.70%(c)
  Ratio of expenses to average net assets*............................................         0.77%(c)
  Ratio of net investment income to average net assets*...............................         1.13%(c)
  Portfolio turnover (d)..............................................................        18.49%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                            GROWTH
                                                                                             FUND
                                                                                         ------------
                                                                                           CLASS A
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.07
  Net realized and unrealized gains (losses) from investments.........................        1.21
                                                                                         ------------
     Total from Investment Activities.................................................        1.28
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.07)
                                                                                         ------------
     Total Distributions..............................................................       (0.07)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $11.21
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................       12.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $4,439
  Ratio of expenses to average net assets.............................................        0.46%(c)
  Ratio of net investment income to average net assets................................        1.82%(c)
  Ratio of expenses to average net assets*............................................        1.62%(c)
  Ratio of net investment income to average net assets*...............................        0.66%(c)
  Portfolio turnover (d)..............................................................       18.49%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                            GROWTH
                                                                                             FUND
                                                                                         ------------
                                                                                           CLASS B
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.04
  Net realized and unrealized gains (losses) from investments.........................        1.34
                                                                                         ------------
     Total from Investment Activities.................................................        1.38
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.04)
                                                                                         ------------
     Total Distributions..............................................................       (0.04)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $11.34
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................       13.88%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $7,651
  Ratio of expenses to average net assets.............................................        1.20%(c)
  Ratio of net investment income to average net assets................................        0.97%(c)
  Ratio of expenses to average net assets*............................................        2.18%(c)
  Ratio of net investment income to average net assets*...............................       (0.01%)(c)
  Portfolio turnover (d)..............................................................       18.49%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                            GROWTH
                                                                                           & INCOME
                                                                                             FUND
                                                                                         ------------
                                                                                          FIDUCIARY
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997 (a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................     $  10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................         0.15
  Net realized and unrealized gains from investments..................................         0.93
                                                                                         ------------
     Total from Investment Activities.................................................         1.08
                                                                                         ------------
Distributions
  From net investment income..........................................................        (0.15)
                                                                                         ------------
     Total Distributions..............................................................        (0.15)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................     $  10.93
                                                                                         ============
Total Return..........................................................................        10.87%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................     $ 43,660
  Ratio of expenses to average net assets.............................................         0.20%(c)
  Ratio of net investment income to average net assets................................         2.78%(c)
  Ratio of expenses to average net assets *...........................................         0.66%(c)
  Ratio of net investment income to average net assets*...............................         2.32%(c)
  Portfolio turnover(d)...............................................................        18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                            GROWTH
                                                                                           & INCOME
                                                                                             FUND
                                                                                         ------------
                                                                                           CLASS A
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997 (a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.12
  Net realized and unrealized gains from investments..................................        1.02
                                                                                         ------------
     Total from Investment Activities.................................................        1.14
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.12)
                                                                                         ------------
     Total Distributions..............................................................       (0.12)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $11.02
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................       11.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $4,262
  Ratio of expenses to average net assets.............................................        0.46%(c)
  Ratio of net investment income to average net assets................................        2.67%(c)
  Ratio of expenses to average net assets*............................................        1.26%(c)
  Ratio of net investment income to average net assets*...............................        1.87%(c)
  Portfolio turnover(d)...............................................................       18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                            GROWTH
                                                                                           & INCOME
                                                                                             FUND
                                                                                         ------------
                                                                                           CLASS B
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997 (a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.09
  Net realized and unrealized gains (losses) from investments.........................        1.00
                                                                                         ------------
     Total from Investment Activities.................................................        1.09
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.09)
                                                                                         ------------
     Total Distributions..............................................................       (0.09)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $11.00
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................       11.02%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $8,896
  Ratio of expenses to average net assets.............................................        1.21%(c)
  Ratio of net investment income to average net assets................................        1.94%(c)
  Ratio of expenses to average net assets*............................................        1.89%(c)
  Ratio of net investment income to average net assets*...............................        1.26%(c)
  Portfolio turnover(d)...............................................................       18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                         CONSERVATIVE
                                                                                         GROWTH FUND
                                                                                         ------------
                                                                                          FIDUCIARY
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................     $  10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................         0.26
  Net realized and unrealized gains (losses) from investments.........................         0.33
                                                                                         ------------
     Total from Investment Activities.................................................         0.59
                                                                                         ------------
Distributions
  From net investment income..........................................................        (0.26)
                                                                                         ------------
     Total Distributions..............................................................        (0.26)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................     $  10.33
                                                                                         ============
Total Return..........................................................................         6.00%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................     $ 15,038
  Ratio of expenses to average net assets.............................................         0.20%(c)
  Ratio of net investment income to average net assets................................         4.92%(c)
  Ratio of expenses to average net assets*............................................         1.46%(c)
  Ratio of net investment income to average net assets*...............................         3.66%(c)
  Portfolio turnover (d)..............................................................        28.46%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                         CONSERVATIVE
                                                                                         GROWTH FUND
                                                                                         ------------
                                                                                           CLASS A
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.22
  Net realized and unrealized gains (losses) from investments.........................        0.32
                                                                                         ------------
     Total from Investment Activities.................................................        0.54
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.22)
                                                                                         ------------
     Total Distributions..............................................................       (0.22)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $10.32
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................        5.46%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $1,299
  Ratio of expenses to average net assets.............................................        0.47%(c)
  Ratio of net investment income to average net assets................................        4.76%(c)
  Ratio of expenses to average net assets*............................................        3.05%(c)
  Ratio of net investment income to average net assets*...............................        2.18%(c)
  Portfolio turnover (d)..............................................................       28.46%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                         CONSERVATIVE
                                                                                         GROWTH FUND
                                                                                         ------------
                                                                                           CLASS B
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.19
  Net realized and unrealized gains (losses) from investments.........................        0.33
                                                                                         ------------
     Total from Investment Activities.................................................        0.52
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.19)
                                                                                         ------------
     Total Distributions..............................................................       (0.19)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $10.33
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................        5.30%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $2,616
  Ratio of expenses to average net assets.............................................        1.21%(c)
  Ratio of net investment income to average net assets................................        4.06%(c)
  Ratio of expenses to average net assets*............................................        3.52%(c)
  Ratio of net investment income to average net assets*...............................        1.75%(c)
  Portfolio turnover (d)..............................................................       28.46%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                           BALANCED
                                                                                             FUND
                                                                                         ------------
                                                                                          FIDUCIARY
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................     $  10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................         0.21
  Net realized and unrealized gains from investments..................................         0.63
                                                                                         ------------
     Total from Investment Activities.................................................         0.84
                                                                                         ------------
Distributions
  From net investment income..........................................................        (0.21)
                                                                                         ------------
     Total Distributions..............................................................        (0.21)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................     $  10.63
                                                                                         ============
Total Return..........................................................................         8.48%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................     $ 72,155
  Ratio of expenses to average net assets.............................................         0.20%(c)
  Ratio of net investment income to average net assets................................         3.84%(c)
  Ratio of expenses to average net assets*............................................         0.56%(c)
  Ratio of net investment income to average net assets*...............................         3.48%(c)
  Portfolio turnover (d)..............................................................        12.20%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                           BALANCED
                                                                                             FUND
                                                                                         ------------
                                                                                           CLASS A
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.17
  Net realized and unrealized gains from investments..................................        0.66
                                                                                         ------------
     Total from Investment Activities.................................................        0.83
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.17)
                                                                                         ------------
     Total Distributions..............................................................       (0.17)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $10.66
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................        8.41%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $2,176
  Ratio of expenses to average net assets.............................................        0.47%(c)
  Ratio of net investment income to average net assets................................        3.78%(c)
  Ratio of expenses to average net assets*............................................        1.12%(c)
  Ratio of net investment income to average net assets*...............................        3.13%(c)
  Portfolio turnover (d)..............................................................       12.20%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                           BALANCED
                                                                                             FUND
                                                                                         ------------
                                                                                           CLASS B
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.16
  Net realized and unrealized gains from investments..................................        0.65
                                                                                         ------------
     Total from Investment Activities.................................................        0.81
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.16)
                                                                                         ------------
     Total Distributions..............................................................       (0.16)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $10.65
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................        8.22%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $5,672
  Ratio of expenses to average net assets.............................................        1.22%(c)
  Ratio of net investment income to average net assets................................        2.93%(c)
  Ratio of expenses to average net assets*............................................        1.73%(c)
  Ratio of net investment income to average net assets*...............................        2.42%(c)
  Portfolio turnover (d)..............................................................       12.20%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

We have audited the accompanying statements of assets and liabilities of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (four series of The One Group Family of Mutual Funds), including the schedules of portfolio investments, as of June 30, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of The One Group Family of Mutual Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund as of June 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.

Columbus, Ohio                                          Coopers & Lybrand L.L.P.
August 22, 1997

Important Customer Information.
Please Read:

Shares of The One Group:
* are not deposits or obligations
  of, or guaranteed by, BANC ONE
  CORPORATION or its affiliates
* are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state
* are subject to investment risks,
  including possible loss of the
  principal amount invested.

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANC ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANC ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com.

For more complete information on
any of The One Group Funds, including
management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the prospectus carefully
before investing.

BANC ONE
INVESTMENT                                                       [LOGO]
ADVISORS
CORPORATION
                                                            TOG-F-036-AN(8/97)